Segment Information	12 Months Ended
Jun. 30, 2017
Segment Information

13. Segment Information

The Company had two reportable segments, a transportation segment and an oil and gas segment. The Company sold all of the oil and gas assets in June 2017. The transportation segment provides school transportation and management services to public and private schools in both the United States and Canada.

The table below summarizes revenue and assets by geographical area for the transportation segment for the years ended June 30, 2017 and 2016:

2017
	Revenues	Property and Equipment (net)	Goodwill
United States	$569,561	$206,476	$107,329
Canada	66,450	24,722	34,125

Total	$636,011	$231,198	$141,454

For the year ended June 30, 2017, the oil and gas segment, which was located in the United States, had revenues of $1.3 million. There was no goodwill associated with this segment.

2016
	Revenues	Property and Equipment (net)	Goodwill
United States	$534,098	$202,055	$107,386
Canada	64,709	26,517	34,283

Total	$598,807	$228,572	$141,669

For the year ended June 30, 2016, the oil and gas segment, which was located in the United States, had revenues of $1.4 million and net oil and gas interests of $5.4 million. There was no goodwill associated with this segment.

The accounting policies of the segments are the same as those described in the basis of presentation. There are no inter-segment sales.

Reportable operating segments:

	2017	2016
Revenue
Transportation	$636,011	$598,807
Oil and gas	1,306	1,387

	$637,317	$600,194

Operating earnings (losses)
Transportation	$28,548	$26,733
Oil and gas	(783)	(3,137)

	27,765	23,596
Loss on disposal of oil and gas assets	1,359	—
Unallocated expenses	15,280	14,721
Tax expense	4,666	2,838

Net Income	$6,460	$6,037

Capital Expenditures
Transportation	$34,326	$66,642
Oil and gas	197	375

	$34,523	$67,017

Depreciation, depletion and amortization
Transportation	$49,726	$50,194
Oil and gas	672	967

	$50,398	$51,161

*	The oil and gas operating results include impairment charges of $0.2 million and $1.6 million for fiscal years 2017 and 2016, respectively.